Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

June 18, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

RE: Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-52956 and 811-07549

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for Variable Annuity - 1 Series Account (the "Account") pursuant to paragraph
(c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 10 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of the prospectus and Statement of Additional Information was filed with post-effective amendment no. 10 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically, via EDGAR transmission, on May 29, 2003.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3838.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
(Registrant)

/s/ Gregg H. Lehman

Gregg H. Lehman
Senior Associate Counsel
Great-West Life & Annuity Insurance Company